Right-of-use assets and lease liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Right-of-use Assets And Lease Liabilities
Right-of-use assets and lease liabilities - Operating Leases (Table)
Period/ Year	Lease Commitment
July 1 to December 31, 2024	$7,659
2025	15,332
2026	4,992
Minimum net lease payments	$27,983
Less: present value discount	(4,468)
Total obligations under operating leases and financial liability (current and non-current portion)	$23,515

Right-of-use assets and lease liabilities - Finance Leases (Table)
Period	Lease Commitment
July 1 to December 31, 2024	$42,918
Minimum net lease payments	42,918
Less: Discounting effect	(259)
Total Obligations under finance leases	$42,659